Staff costs	12 Months Ended
Dec. 31, 2024
Staff costs
Staff costs

9. Staff costs

The table below summarizes the number of employees of our continuing operations on December 31, 2024, 2023 and 2022:

	2024	2023	2022
Number of employees on December 31	704	646	724
Total	704	646	724

The average number of FTE’s of our continuing operations during the years 2024, 2023 and 2022 was:

	Year ended December 31,
	2024	2023	2022
Members of the Executive Committee	4	4	4
Research and development	408	372	434
Commercial and medical affairs	26	13	7
Corporate and support	207	245	250
Total	645	634	695

Their aggregate remuneration comprised:

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Wages and salaries	€(98,863)	€(100,250)	€(99,708)
Social security costs	(15,590)	(15,742)	(16,748)
Pension costs	(5,669)	(5,581)	(5,583)
Costs related to subscription right plans	(17,685)	(36,628)	(62,003)
Other personnel costs	(9,136)	(6,682)	(9,670)
Total personnel costs	€(146,943)	€(164,883)	€(193,712)

Reference is made to note 32 “Share-based payments” for more information on our subscription right plans.